Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 31, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares
Summary of Significant Accounting Policies [Line Items]
Cash uninsured amount	$ 0		$ 145,168	$ 643,658
Number of shares of investment (in Shares) | shares	100		100
General and administrative expenses	$ 385,564	$ 165,097	$ 1,120,426	814,653
Effective income tax rate percentage			50.00%
General and administrative expenses				127,453
Reclassification [Member]
Summary of Significant Accounting Policies [Line Items]
General and administrative expenses				$ 19,908
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
General and administrative expenses		58,380
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
General and administrative expenses		$ 5,032
Israel, New Shekels
Summary of Significant Accounting Policies [Line Items]
Currency Exchange Rate | (per share)			$ 3.627	$ 3.519	₪ 3.681	₪ 3.627
ISRAEL
Summary of Significant Accounting Policies [Line Items]
Cash uninsured amount	$ 2,291,150		$ 2,935,078	$ 144,399